Organization and Reorganization - Balance sheet of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,000	$ 689	¥ 9,564	$ 1,316	¥ 21,941	¥ 69,895
Other current assets	2,199		12,318
Total current assets	34,071	4,688	61,995
Non-current assets:
Long-term investments	5,991	824	5,564
Operating lease right-of-use assets	4,801	661	5,706
Total non-current assets	56,875	7,826	57,353
TOTAL ASSETS	90,946	12,514	119,348
Current liabilities:
Principal amount	13,000	1,789	15,687
Accounts payable	10,727	1,476	10,406
Advance from customers	4,821	663	4,166
Salary and welfare benefits payable	11,396	1,568	17,030
Other taxes payable	8,481	1,167	12,203
Short-term operating lease liabilities	4,011	552	4,090
Current portion of deferred revenue	1,213	167	1,216
Other current liabilities	17,364	2,389	20,466
Total current liabilities	77,023	10,598	86,764
Long-term borrowings	12,900	1,775	3,000
Long-term operating lease liabilities	5,093	701	6,099
Non-current portion of deferred revenue	11	2	49
Total non-current liabilities	19,636	2,703	13,100
TOTAL LIABILITIES	96,659	$ 13,301	99,864
Consolidated VIEs primary beneficiary
Current assets:
Cash and cash equivalents	3,532		3,987
Amount due from the subsidiaries of the Group	125,964		123,349
Other current assets	11,233		30,622
Total current assets	140,729		157,958
Non-current assets:
Long-term investments	5,991		5,564
Operating lease right-of-use assets	53		267
Total non-current assets	6,044		5,831
TOTAL ASSETS	146,773		163,789
Current liabilities:
Principal amount	11,000		14,487
Accounts payable	3,387		838
Advance from customers	3,582		3,921
Salary and welfare benefits payable	8,362		15,017
Other taxes payable	721		3,851
Short-term operating lease liabilities	375		659
Current portion of deferred revenue	1,213		1,216
Other current liabilities	7,421		4,654
Account due to subsidiaries of the Group	248,791		250,341
Total current liabilities	284,852		294,984
Long-term borrowings	12,900		3,000
Long-term operating lease liabilities	22
Non-current portion of deferred revenue	11		49
Total non-current liabilities	12,933		3,049
TOTAL LIABILITIES	¥ 297,785		¥ 298,033